Inventories (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Inventories [Abstract]
Provision/(reversal) of inventory reserves	¥ (220)	¥ 35	¥ 310